UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ________ to ________

Date of Report (Date of earliest event reported):

Commission File Number of securitizer: ___

Central Index Key Number of securitizer: ___

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[✔] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Cascade Funding Mortgage Trust 2019-RM3
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of sponsor: 0001748228

Central Index Key Number of issuing entity (if applicable): ______

Central Index Key Number of underwriter (if applicable): ______

Tavis Buckley

Telephone (212) 257-4600

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CASCADE FUNDING, LP – SERIES 2

(Sponsor)

By:	/s/ Kenneth Nick
Name:	Kenneth Nick
Title:	Vice President

Date: June 14, 2019

EXHIBIT INDEX

Exhibit Number

Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures

Exhibit 99.2	Due Diligence Report